Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Fixed maturities (amortized cost: $35,589.1 and $32,643.1)		$ 36,810.9	$ 33,110.3
Short-term investments (amortized cost: $5,218.5 and $1,798.8)		5,218.5	1,798.8
Total available-for-sale securities		42,029.4	34,909.1
Nonredeemable preferred stocks		1,447.9	1,038.9
Common equities		4,053.0	3,306.3
Total equity securities		5,500.9	4,345.2
Total investments		47,530.3	39,254.3
Cash and cash equivalents		76.5	226.2
Restricted cash		0.0	1.2
Total cash, cash equivalents, and restricted cash		76.5	227.4
Accrued investment income		176.4	181.3
Premiums receivable, net of allowance for credit losses of $356.2 and $283.2		8,160.1	7,507.3
Reinsurance recoverables		4,019.4	3,378.9
Prepaid reinsurance premiums		368.1	626.5
Deferred acquisition costs		1,237.2	1,056.5
Property and equipment, net of accumulated depreciation of $1,291.4 and $1,138.1		1,106.0	1,213.7
Goodwill		452.7	452.7
Intangible assets, net of accumulated amortization of $326.1 and $314.0		171.4	228.3
Other assets		800.2	783.6
Total assets		64,098.3	54,910.5
Liabilities
Unearned premiums		13,437.5	12,388.8
Loss and loss adjustment expense reserves		20,265.8	18,105.4
Deferred Tax Liability, Federal Tax		310.0	118.0
Dividends payable on common shares		2,694.5	1,375.4
Accounts payable, accrued expenses, and other liabilities1	[1]	4,955.8	4,617.0
Debt	[2]	5,396.1	4,407.1
Total liabilities		47,059.7	41,011.7
Redeemable noncontrolling interest (NCI)	[3]	0.0	225.6
Shareholders’ Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.3 and 212.9)		585.2	584.6
Paid-in capital		1,672.9	1,573.4
Retained earnings		13,354.9	10,679.6
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		947.3	360.8
Net unrealized losses on forecasted transactions		(15.6)	(16.4)
Accumulated other comprehensive income attributable to NCI		0.0	(2.7)
Total accumulated other comprehensive income (loss) attributable to Progressive		931.7	341.7
Total shareholders’ equity		17,038.6	13,673.2
Total liabilities, redeemable NCI, and shareholders’ equity		$ 64,098.3	$ 54,910.5

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.
[3]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.